TAXES ON INCOME (Schedule of Changes in Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in Valuation Allowance
Balance	$ 1,823	$ 184	$ 200
Addition charged to expenses (Deductions)	1,483	1,639	(16)
Balance	3,306	1,823	184
Investments In Foreign Subsidiaries And Foreign Corporate Joint Ventures That Are Permanent In Nature [Member]
Changes in Valuation Allowance
Undistributed earnings of foreign subsidiaries	11,400
The amount of deferred tax liability that would be recorded if foreign earnings were distributed by cash dividend	2,850
Tax rate on recognized foreign earnings dividends	25.00%
Approved Enterprise [Member]
Changes in Valuation Allowance
Undistributed earnings of foreign subsidiaries	9,700
The amount of deferred tax liability that would be recorded if foreign earnings were distributed by cash dividend	$ 2,425
Tax rate on recognized foreign earnings dividends	25.00%